Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

5.  INVENTORIES

Inventories were acquired in the current year through the acquisition of IRD on June 1, 2017 and consist of the following at December 31, 2017:

December 31,
As at	2017
Raw materials	$492
Original equipment manufacturer materials	2,536
Work in process	900
Finished goods	1,155
$5,083

For the year ended December 31, 2017, the Company recorded non-cash, pretax charges of $34 relating to the write down of inventory.